Cash and Cash Equivalents (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Cash		$ 47,727	$ 42,009
Cash equivalents	[1]	3,556	4,963
Cash and cash equivalents		$ 51,283	$ 46,972
Weighted average interest rate of cash on deposit		3.46%	4.57%

[1]	Comprised mainly of bank deposits in USD as at December 31, 2023 and 2024 carrying a weighted average interest rate of 4.57% and 3.46%, respectively.